STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Formation and operational costs	$ 1,065,209	$ 438,756
Loss from operations	(1,065,209)	(438,756)
Other income:
Interest earned on marketable securities held in Trust Account	23,112	5,892
Transaction costs associated with initial public offering		(107,519)
Changes in fair value of warrant liability	802,834	(1,573,554)
Unrealized loss on marketable securities held in Trust Account	6,299	(8,391)
Other income	832,245	(1,683,572)
Net loss	(232,964)	(2,122,328)
Class A ordinary shares subject to possible
Other income:
Interest earned on marketable securities held in Trust Account		5,243
Unrealized loss on marketable securities held in Trust Account		$ (7,466)
Basic and diluted weighted average shares outstanding		8,181,335
Basic and diluted net loss per share		$ 0.00
Non-redeemable ordinary shares
Other income:
Net loss	$ (232,964)	$ (2,122,328)
Basic and diluted weighted average shares outstanding	3,747,914	2,461,095
Basic and diluted net loss per share	$ (0.07)	$ (0.86)
Class A ordinary shares subject to redemption
Other income:
Interest earned on marketable securities held in Trust Account	$ 20,507
Unrealized loss on marketable securities held in Trust Account	$ 5,589
Basic and diluted weighted average shares outstanding	8,186,086
Basic and diluted net loss per share	$ 0.00